NOTES PAYABLE - SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE - SHAREHOLDERS [Abstract]
NOTES PAYABLE - SHAREHOLDERS

NOTE 5. - NOTES PAYABLE - SHAREHOLDERS

Notes payable to shareholders consisted of the following:

	2011	2010

Note dated January 25, 2011	$140,000	$-
Notes dated September 15 and October 15, 2009, net of unamortized discount	25,000	20,557
Note dated October 28, 2008	-	325,000
Note dated November 11, 2008	-	325,000
Note dated May 20, 2009	-	30,000
Note dated January 1, 2008	-	100,014
Note dated May 27, 2010	-	45,000
Note dated September 1, 2010	-	35,000
Notes dated October 4, 2010	-	150,000
Note dated December 29, 2010	-	100,000
Note payable to repurchase common shares	-	30,629

	$165,000	$1,161,200

The notes payable in the table below are shown in the balance sheet as follows:

	2011	2010

Notes payable to shareholders, net of unamortized discount	$25,000	$1,095,643
Long term notes payable to shareholders, net of unamortized discount	140,000	65,557

Note Dated January 25, 2011(unsecured) - On January 25, 2011, the Company issued a note for $140,000 to a shareholder as satisfaction of the balance due for principal and interest on matured notes that were not paid in cash or converted to common stock of 22nd Century Group and warrants to purchase shares of common stock of 22nd Century Group. The note bears interest at 12% and is due on July 1, 2013 together with accrued interest. As of December 31, 2011, the outstanding principal amount of this note is $140,000.

Notes Dated September 15 and October 15, 2009 (unsecured) - On September 15, 2009 and October 15, 2009, the Company issued two notes payable to the same third party in the amounts of $15,000 and $10,000, respectively. In conjunction with the $15,000 note, a warrant to purchase 185,503 common shares of 22nd Century Ltd at less than $.0001 per unit was issued, and in conjunction with the $10,000 note, a warrant to purchase 92,751 common shares of 22nd Century Ltd at less than $.0001 per unit was issued. The warrants were valued at $11,301 for the $15,000 note and $6,962 for the $10,000 note, were recorded as discounts to the respective notes payable and are being amortized over the term of each note which significantly adjusts the effective interest rate. The intrinsic value of the warrants at the time of issuance was determined to be $68,750; the debt discount recorded was based on allocating the $25,000 in transaction proceeds proportionally between the notes and the warrants. The notes bear interest at a rate of 10% and the outstanding principal and interest is due and payable at maturity - January 31, 2012 in each case. As of December 31, 2011, the total outstanding principal and unamortized debt discounts for the two notes amounted to $25,000 and $0 (as compared to $25,000 and $4,443 at December 31, 2010), respectively. The warrants were exercised in 2010 prior to the Merger.

Following maturity on January 31, 2012 the notes remain unpaid. The Company has attempted to negotiate an extension and the note holder has demanded payment.

Note Dated October 28, 2008 - On October 28, 2008, the Company issued a note payable to a third party in the amount of $325,000. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on October 28, 2010, the maturity date.

This note matured and remained outstanding at December 31, 2010; however, in January and February 2011 this note together with the $30,000 note dated May 20, 2009 (described below), and all the related accrued interest of $77,300 were satisfied by: (i) conversion of $150,000 into equity in connection with the January 25, 2011 Private Placement; (ii) a cash payment of $142,300; and (iii) a new note dated January 25, 2011 (see Note 6) payable in the amount of $140,000.

Note Dated November 11, 2008 - On November 11, 2008, the Company issued a note payable to a shareholder in the amount of $325,000. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on November 11, 2010, the maturity date. This note was extended as set forth below and remained outstanding at December 31, 2010.

The extended maturity date on the note was January 10, 2011 and the interest rate during the extension period was 15%. Following the maturity of this note on January 10, 2011, the principal amount of $325,000 was converted to equity in connection with the January 25, 2011 Private Placement and the accrued interest was paid in cash.

Note Dated May 20, 2009 (unsecured) - On May 20, 2009, the Company issued a note payable in the amount of $30,000 to the same third party that was issued the October 28, 2008 note. The interest rate on the note was 10% and the outstanding principal and interest was due and payable on May 19, 2010, the maturity date. The $30,000 in principal and accrued interest remained outstanding as of December 31, 2010. This note was satisfied in January and February 2011 together with the October 28, 2008 note as described previously.

Note Dated January 1, 2008 (unsecured) - The Company issued a note to a shareholder on January 1, 2008 payable in the amount of $100,014. The interest rate on the note was 7%; the interest and principal were due on January 15, 2011, the maturity date, and were paid in cash in January 2011.

Note Dated May 27, 2010 (unsecured) - During 2010, the holder of the Notes dated September 15 and October 15, 2009 advanced additional funds, totaling $450,000, to the Company and obtained conversion rights to warrants to acquire shares of common stock. In March 2010, $225,000 was converted into warrants to acquire 1,706,626 shares of common stock and this amount was recorded as equity. Pursuant to an agreement effective on May 27, 2010, in exchange for the remaining $225,000 advanced, the Company issued warrants to acquire 1,409,821 shares of common stock and a note for $45,000. The note bears interest at 10%, which is due with the principal amount on January 31, 2012. The note was satisfied in January 2011 by conversion to equity in connection with the January 25, 2011 private placement.

Note Dated September 1, 2010 (unsecured) - On September 1, 2010, the Company issued a note payable to a shareholder in the amount of $35,000. The interest rate on the note was 15%, and, pursuant to an extension, the interest and principal were due on January 25, 2011, the extended the maturity date. The note was paid in cash in January 2011.

Notes Dated October 4, 2010 (unsecured) - The Company issued notes payable to seven shareholders in the aggregate amount of $150,000. The interest rate on each of these notes was 15%, and the interest and principal were due on the maturity date of January 31, 2011. These notes were satisfied in January 2011 by conversion of $87,367 to equity in connection with the January 25, 2011 Private Placement and by payment of $62,633 in cash.

Note Dated December 29, 2010 (unsecured) - The Company issued a note payable to a shareholder in the amount of $100,000. The interest rate on this note was 15%, and the interest and principal were due on the maturity date of January 29, 2011. The note was paid in cash in January 2011.

Note Payable to Repurchase Common Shares (unsecured) - On December 31, 2010, the Company agreed to repurchase 51,637 common shares previously issued to a shareholder in exchange for a $35,019 note, which $30,629 remained unpaid as of December 31, 2010. The interest rate on the note was 7% and the outstanding principal and interest were due and payable on September 30, 2010, the maturity date. The note remained unpaid at the maturity date; the outstanding principal balance and accrued interest were paid in cash in February 2011.